Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000108850
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $17,490
Average Annual Return, Percent	3.54%	5.50%	5.75%
C000108851
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $17,212
Average Annual Return, Percent	8.05%	5.97%	5.58%
C000108852
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $1,923,900
Without Sales Load [Member] | C000108850
Average Annual Return [Line Items]
Average Annual Return, Percent	9.84%	6.76%	6.38%
Without Sales Load [Member] | C000108851
Average Annual Return [Line Items]
Average Annual Return, Percent	9.05%	5.97%	5.58%
Without Sales Load [Member] | C000108852
Average Annual Return [Line Items]
Average Annual Return, Percent	10.26%	7.16%	6.76%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,196
Average Annual Return, Percent	21.45%	17.64%	14.64%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,196
Average Annual Return, Percent	21.45%	17.64%	14.64%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $3,919,600
Average Annual Return, Percent	21.45%	17.64%	14.64%
Nueberger Index: HFRX® Equity Hedge Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRX<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equity Hedge Index $15,586
Average Annual Return, Percent	10.06%	8.13%	4.54%
Nueberger Index: HFRX® Equity Hedge Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRX<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equity Hedge Index $15,586
Average Annual Return, Percent	10.06%	8.13%	4.54%
Nueberger Index: HFRX® Equity Hedge Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRX<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equity Hedge Index $1,558,600
Average Annual Return, Percent	10.06%	8.13%	4.54%